Financial risk management and financial instruments - Interest rate risk (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)
Financial risk management
Carrying value of short fixed interest rates loans		kr 4,318	kr 5,393		kr 12,492
Percentage of loans exposed to changes in interest rates		38.00%	49.00%	44.00%	44.00%
Assumed percentage of increase in short fixed interest rate	1.00%
Additional interest expense due to assumed percentage of increase in interest rates	kr 125	kr 43	kr 42
Decrease in profit/loss after tax due to assumed percentage of increase in interest rates	97	34	42
Increase in other comprehensive income due to assumed percentage of increase in interest rates	54
Gain (loss) on change in fair value recognized in other comprehensive income	(16)	16	(52)
Change in fair value reclassified to income statement	70	72	68
Interest rate swap
Financial risk management
Reported fair value		(156)	(209)		kr (96)
Gain (loss) on change in fair value recognized in other comprehensive income	(16)	16	(52)
Change in fair value reclassified to income statement	kr 67	37	38
SEK | Cash flow hedge | Interest rate swap
Financial risk management
Capital amount, nominal		3,150	3,150		3,150
Reported fair value		(156)	(209)		(105)
SEK | Cash flow hedge | Interest rate swap | 2.6125 % Fixed interest rate contracts Maturing 2021
Financial risk management
Capital amount, nominal		1,400	1,400		1,400
Reported fair value		(108)	(144)		kr (73)
Fixed interest rate terms				2.6125%	2.6125%
SEK | Cash flow hedge | Interest rate swap | 1.9695 % Fixed interest rate contracts Maturing 2021
Financial risk management
Capital amount, nominal		300	300		kr 300
Reported fair value		(18)	(23)		kr (12)
Fixed interest rate terms				1.9695%	1.9695%
SEK | Cash flow hedge | Interest rate swap | 0.695 % Fixed interest rate contracts Maturing 2021
Financial risk management
Capital amount, nominal		300	300		kr 300
Reported fair value		(6)	(8)		kr (4)
Fixed interest rate terms				0.695%	0.695%
SEK | Cash flow hedge | Interest rate swap | 1.9495 % Fixed interest rate contracts Maturing 2021
Financial risk management
Capital amount, nominal		200	200		kr 200
Reported fair value		(12)	(15)		kr (8)
Fixed interest rate terms				1.9495%	1.9495%
SEK | Cash flow hedge | Interest rate swap | 2.1575 % Fixed interest rate contracts Maturing 2020
Financial risk management
Capital amount, nominal		250	250		kr 250
Reported fair value		(12)	(18)		kr (7)
Fixed interest rate terms				2.1575%	2.1575%
SEK | Cash flow hedge | Interest rate swap | 0.148 % Fixed interest rate contracts Maturing 2021
Financial risk management
Capital amount, nominal		kr 700	700		kr 700
Reported fair value			kr (1)		kr (1)
Fixed interest rate terms				0.148%	0.148%
EUR | Fair value hedges | Interest rate swap
Financial risk management
Capital amount, nominal				€ 250	kr 2,600
Reported fair value					9
EUR | Fair value hedges | Interest rate swap | 2.125 % Fixed interest rate contracts Maturing 2028 one
Financial risk management
Capital amount, nominal | €				€ 125
Reported fair value					kr 4
Fixed interest rate terms				2.125%	2.125%
EUR | Fair value hedges | Interest rate swap | 2.125 % Fixed interest rate contracts Maturing 2028 two
Financial risk management
Capital amount, nominal | €				€ 125
Reported fair value					kr 5
Fixed interest rate terms				2.125%	2.125%